Unaudited Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities
Loss for the period	$ (93,800)	$ (203,568)
Adjustments to reconcile loss for the year to net cash used in operating activities:
Depreciation	14,816	15,424
Amortization	1,019	1,023
Net finance expenses	4,423	89,637
Equity based share based payment transactions	9,965	17,417
Increase in research and development tax credit receivable	(3,238)	(2,035)
Changes to working capital:
Inventories	5,896	(32,292)
Trade and other receivables	15,433	43,171
Trade payables and other liabilities	(6,553)	(13,217)
Net Cash used in Operating Activities	(52,039)	(84,440)
Cash Flows from Investing Activities
Purchases of property, plant, equipment	(2,555)	(16,727)
Net Cash used in Investing Activities	(2,555)	(16,727)
Cash Flows from Financing Activities
Proceeds from issuance of convertible notes, net of issuance costs		54,009
Proceeds from instrument financing agreement		41,500
Shares issued on the exercise of share options		4,091
Shares issued on employee stock purchase plan	344
Receipt of principal portion of lease receivable	764
Cash interest paid, net of interest received	(20,062)	(12,251)
Repayment of lease liabilities	(3,872)	(2,976)
Repayments of debt	(74)	(119)
Net Cash generated from (used in) Financing Activities	(22,900)	84,254
Net Decrease in Cash and Cash Equivalents	(77,494)	(16,913)
Movement in Cash and Cash Equivalents
Cash and cash equivalents at the beginning of the year	100,010	132,145	$ 132,145
Exchange loss on cash and cash equivalents	2,827	(8,782)
Net Increase / (decrease) in cash and cash equivalents	(77,494)	(16,913)
Cash and Cash Equivalents at the end of the year	$ 25,343	$ 106,450	$ 100,010